Income Tax Expense - Summary of Detailed Information About Components of Income Tax Expense Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Major components of tax expense (income) [abstract]
Current tax expense	$ 38.5	$ 89.6
Deferred income tax expense (recovery)	1.2	(12.0)
Income Tax Expense Continuing Operations	$ 39.7	$ 77.6